Distribution Date:	12/15/25	JPMDB Commercial Mortgage Securities Trust 2019-COR6
Determination Date:	12/09/25
Next Distribution Date:	01/15/26
Record Date:	11/28/25	Commercial Mortgage Pass-Through Certificates
Series 2019-COR6

Table of Contents				Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		General Information Number	(212) 272-6858
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	Midland Loan Services, a Division of PNC Bank, National
			Association
Mortgage Loan Detail (Part 1)	13-14		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Mortgage Loan Detail (Part 2)	15-16		10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Principal Prepayment Detail	17	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Historical Detail	18
			Attention: Transaction Manager		notices@pentalphasurveillance.com
Delinquency Loan Detail	19		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Collateral Stratification and Historical Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 1	21		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	22				trustadministrationgroup@computershare.com
Modified Loan Detail	23		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	48129RAU9	2.040200%	15,090,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	48129RAV7	2.946400%	33,100,000.00	13,500,443.14	0.00	33,148.09	0.00	0.00	33,148.09	13,500,443.14	31.51%	30.00%
A-3	48129RAW5	2.794600%	178,992,000.00	178,992,000.00	0.00	416,842.54	0.00	0.00	416,842.54	178,992,000.00	31.51%	30.00%
A-4	48129RAX3	3.056500%	318,234,000.00	318,234,000.00	0.00	810,568.52	0.00	0.00	810,568.52	318,234,000.00	31.51%	30.00%
A-SB	48129RAZ8	2.981500%	19,610,000.00	15,500,318.49	298,932.15	38,511.83	0.00	0.00	337,443.98	15,201,386.34	31.51%	30.00%
A-S	48129RAY1	3.409700%	57,512,000.00	57,512,000.00	0.00	163,415.56	0.00	0.00	163,415.56	57,512,000.00	24.02%	22.88%
B	48129RBA2	3.672861%	34,305,000.00	34,305,000.00	0.00	104,997.91	0.00	0.00	104,997.91	34,305,000.00	19.56%	18.63%
C	48129RBB0	3.908861%	39,350,000.00	39,350,000.00	0.00	128,178.06	0.00	0.00	128,178.06	39,350,000.00	14.43%	13.75%
D	48129RAA3	2.500000%	24,215,000.00	24,215,000.00	0.00	50,447.92	0.00	0.00	50,447.92	24,215,000.00	11.28%	10.75%
E	48129RAE5	2.500000%	21,189,000.00	21,189,000.00	0.00	44,143.75	0.00	0.00	44,143.75	21,189,000.00	8.52%	8.13%
F	48129RAG0	2.500000%	9,081,000.00	9,081,000.00	0.00	18,918.75	0.00	0.00	18,918.75	9,081,000.00	7.34%	7.00%
G-RR	48129RAL9	3.908861%	17,152,000.00	17,152,000.00	0.00	55,870.65	0.00	0.00	55,870.65	17,152,000.00	5.10%	4.88%
H-RR	48129RAN5	3.908861%	8,072,000.00	8,072,000.00	0.00	26,293.60	0.00	0.00	26,293.60	8,072,000.00	4.05%	3.88%
NR-RR*	48129RAQ8	3.908861%	31,278,797.00	31,114,375.45	0.00	27,275.24	0.00	1,589.39	27,275.24	31,112,786.06	0.00%	0.00%
R	48129RAS4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			807,180,797.00	768,217,137.08	298,932.15	1,918,612.42	0.00	1,589.39	2,217,544.57	767,916,615.54

X-A	48129RBC8	0.902407%	622,538,000.00	583,738,761.63	0.00	438,974.76	0.00	0.00	438,974.76	583,439,829.48
X-B	48129RBD6	0.109918%	73,655,000.00	73,655,000.00	0.00	6,746.65	0.00	0.00	6,746.65	73,655,000.00
X-D	48129RAC9	1.408861%	45,404,000.00	45,404,000.00	0.00	53,306.60	0.00	0.00	53,306.60	45,404,000.00
X-F	48129RAJ4	1.408861%	9,081,000.00	9,081,000.00	0.00	10,661.55	0.00	0.00	10,661.55	9,081,000.00
Notional SubTotal			750,678,000.00	711,878,761.63	0.00	509,689.56	0.00	0.00	509,689.56	711,579,829.48

Deal Distribution Total					298,932.15	2,428,301.98	0.00	1,589.39	2,727,234.13

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	48129RAU9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	48129RAV7	407.86837281	0.00000000	1.00145287	0.00000000	0.00000000	0.00000000	0.00000000	1.00145287	407.86837281
A-3	48129RAW5	1,000.00000000	0.00000000	2.32883336	0.00000000	0.00000000	0.00000000	0.00000000	2.32883336	1,000.00000000
A-4	48129RAX3	1,000.00000000	0.00000000	2.54708334	0.00000000	0.00000000	0.00000000	0.00000000	2.54708334	1,000.00000000
A-SB	48129RAZ8	790.42929577	15.24386283	1.96388730	0.00000000	0.00000000	0.00000000	0.00000000	17.20775013	775.18543294
A-S	48129RAY1	1,000.00000000	0.00000000	2.84141675	0.00000000	0.00000000	0.00000000	0.00000000	2.84141675	1,000.00000000
B	48129RBA2	1,000.00000000	0.00000000	3.06071739	0.00000000	0.00000000	0.00000000	0.00000000	3.06071739	1,000.00000000
C	48129RBB0	1,000.00000000	0.00000000	3.25738399	0.00000000	0.00000000	0.00000000	0.00000000	3.25738399	1,000.00000000
D	48129RAA3	1,000.00000000	0.00000000	2.08333347	0.00000000	0.00000000	0.00000000	0.00000000	2.08333347	1,000.00000000
E	48129RAE5	1,000.00000000	0.00000000	2.08333333	0.00000000	0.00000000	0.00000000	0.00000000	2.08333333	1,000.00000000
F	48129RAG0	1,000.00000000	0.00000000	2.08333333	0.00000000	0.00000000	0.00000000	0.00000000	2.08333333	1,000.00000000
G-RR	48129RAL9	1,000.00000000	0.00000000	3.25738398	0.00000000	0.00000000	0.00000000	0.00000000	3.25738398	1,000.00000000
H-RR	48129RAN5	1,000.00000000	0.00000000	3.25738355	0.00000000	0.00000000	0.00000000	0.00000000	3.25738355	1,000.00000000
NR-RR	48129RAQ8	994.74335442	0.00000000	0.87200412	2.36825700	53.10937470	0.00000000	0.05081366	0.87200412	994.69254076
R	48129RAS4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	48129RBC8	937.67571077	0.00000000	0.70513729	0.00000000	0.00000000	0.00000000	0.00000000	0.70513729	937.19552779
X-B	48129RBD6	1,000.00000000	0.00000000	0.09159799	0.00000000	0.00000000	0.00000000	0.00000000	0.09159799	1,000.00000000
X-D	48129RAC9	1,000.00000000	0.00000000	1.17405074	0.00000000	0.00000000	0.00000000	0.00000000	1.17405074	1,000.00000000
X-F	48129RAJ4	1,000.00000000	0.00000000	1.17405021	0.00000000	0.00000000	0.00000000	0.00000000	1.17405021	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	11/01/25 - 11/30/25	30	0.00	33,148.09	0.00	33,148.09	0.00	0.00	0.00	33,148.09	0.00
A-3	11/01/25 - 11/30/25	30	0.00	416,842.54	0.00	416,842.54	0.00	0.00	0.00	416,842.54	0.00
A-4	11/01/25 - 11/30/25	30	0.00	810,568.52	0.00	810,568.52	0.00	0.00	0.00	810,568.52	0.00
A-SB	11/01/25 - 11/30/25	30	0.00	38,511.83	0.00	38,511.83	0.00	0.00	0.00	38,511.83	0.00
X-A	11/01/25 - 11/30/25	30	0.00	438,974.76	0.00	438,974.76	0.00	0.00	0.00	438,974.76	0.00
X-B	11/01/25 - 11/30/25	30	0.00	6,746.65	0.00	6,746.65	0.00	0.00	0.00	6,746.65	0.00
X-D	11/01/25 - 11/30/25	30	0.00	53,306.60	0.00	53,306.60	0.00	0.00	0.00	53,306.60	0.00
X-F	11/01/25 - 11/30/25	30	0.00	10,661.55	0.00	10,661.55	0.00	0.00	0.00	10,661.55	0.00
A-S	11/01/25 - 11/30/25	30	0.00	163,415.56	0.00	163,415.56	0.00	0.00	0.00	163,415.56	0.00
B	11/01/25 - 11/30/25	30	0.00	104,997.91	0.00	104,997.91	0.00	0.00	0.00	104,997.91	0.00
C	11/01/25 - 11/30/25	30	0.00	128,178.06	0.00	128,178.06	0.00	0.00	0.00	128,178.06	0.00
D	11/01/25 - 11/30/25	30	0.00	50,447.92	0.00	50,447.92	0.00	0.00	0.00	50,447.92	0.00
E	11/01/25 - 11/30/25	30	0.00	44,143.75	0.00	44,143.75	0.00	0.00	0.00	44,143.75	0.00
F	11/01/25 - 11/30/25	30	0.00	18,918.75	0.00	18,918.75	0.00	0.00	0.00	18,918.75	0.00
G-RR	11/01/25 - 11/30/25	30	0.00	55,870.65	0.00	55,870.65	0.00	0.00	0.00	55,870.65	0.00
H-RR	11/01/25 - 11/30/25	30	0.00	26,293.60	0.00	26,293.60	0.00	0.00	0.00	26,293.60	0.00
NR-RR	11/01/25 - 11/30/25	30	1,581,968.04	101,351.47	0.00	101,351.47	74,076.23	0.00	0.00	27,275.24	1,661,197.35
Totals			1,581,968.04	2,502,378.21	0.00	2,502,378.21	74,076.23	0.00	0.00	2,428,301.98	1,661,197.35

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	2,727,234.13
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,511,811.97	Master Servicing Fee	2,069.01
Interest Reductions due to Nonrecoverability Determination	(70,674.80)	Certificate Administrator Fee	5,556.77
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	320.09
ARD Interest	0.00	Operating Advisor Fee	1,198.78
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	256.07
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,441,137.17	Total Fees	9,400.72

Principal		Expenses/Reimbursements
Scheduled Principal	300,521.54	Reimbursement for Interest on Advances	131.90
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	3,302.56
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	1,589.39
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	300,521.54	Total Expenses/Reimbursements	5,023.85

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,428,301.98
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	298,932.15
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,727,234.13
Total Funds Collected	2,741,658.71	Total Funds Distributed	2,741,658.70

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	768,217,137.08	768,217,137.08	Beginning Certificate Balance	768,217,137.08
(-) Scheduled Principal Collections	300,521.54	300,521.54	(-) Principal Distributions	298,932.15
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	1,589.39
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	1,589.39
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	767,916,615.54	767,916,615.54	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	768,679,713.19	768,679,713.19	Ending Certificate Balance	767,916,615.54
Ending Actual Collateral Balance	768,423,417.86	768,423,417.86

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	164,421.96	0.00	UC / (OC) Change	0.00
Current Period Advances	1,589.39	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	166,011.35	0.00	Net WAC Rate	3.91%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	9,999,999 or less	8	59,316,027.91	7.72%	44	4.2909	2.191030	1.49 or less	12	353,037,491.83	45.97%	42	4.1073	0.902594
10,000,000 to 19,999,999		7	110,916,501.93	14.44%	34	4.7043	1.539266	1.50 to 1.74	1	4,200,000.00	0.55%	47	4.6000	1.500000
20,000,000 to 24,999,999		5	103,755,000.69	13.51%	44	3.8541	2.187015	1.75 to 1.99	4	56,217,728.39	7.32%	41	4.4953	1.886787
25,000,000 to 49,999,999		8	273,929,085.01	35.67%	44	3.8998	2.148344	2.00 to 2.24	3	95,600,000.00	12.45%	41	4.1133	2.162181
	50,000,000 or greater	4	220,000,000.00	28.65%	46	3.4930	1.354227	2.25 or greater	12	258,861,395.32	33.71%	46	3.4676	2.998925
	Totals	32	767,916,615.54	100.00%	43	3.9235	1.841386	Totals	32	767,916,615.54	100.00%	43	3.9235	1.841386
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

California	16	258,981,564.35	33.73%	46	3.5701	1.705309
							Industrial	7	11,145,287.22	1.45%	46	4.0795	2.805435
Colorado	2	52,025,631.98	6.77%	41	4.5768	1.600458
							Lodging	2	41,102,291.33	5.35%	24	4.2571	2.491743
Florida	2	26,643,912.83	3.47%	47	3.6039	4.244964
							Multi-Family	51	100,629,020.98	13.10%	42	4.4335	1.941530
Illinois	44	68,550,000.00	8.93%	40	4.3460	2.324530
							Office	39	436,609,113.38	56.86%	45	3.7857	1.631053
Mississippi	1	666,665.77	0.09%	45	4.2000	1.980000
							Other	9	61,219,338.30	7.97%	45	3.5038	1.303010
Nevada	1	20,000,000.00	2.60%	43	3.7408	2.870000
							Retail	5	88,881,564.35	11.57%	45	3.8232	2.548050
New Jersey	8	32,298,359.28	4.21%	47	4.6200	1.130000
							Self Storage	2	28,330,000.00	3.69%	40	4.9114	2.350731
New York	2	62,201,164.20	8.10%	44	3.8607	2.322778
							Totals	115	767,916,615.54	100.00%	43	3.9235	1.841386
North Carolina	4	60,242,318.42	7.84%	47	3.5655	1.149189

Ohio	1	15,852,291.33	2.06%	(13)	5.3500	(0.500000)

South Carolina	1	21,703,836.49	2.83%	47	4.0500	2.270000

Texas	5	18,189,176.34	2.37%	41	4.6251	1.562666

Utah	1	28,935,093.75	3.77%	45	3.7500	0.590000

Virginia	24	54,169,041.99	7.05%	42	4.5628	1.568229

Washington	3	47,457,558.83	6.18%	46	3.4135	2.864890

Totals	115	767,916,615.54	100.00%	43	3.9235	1.841386

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.99999% or less	17	488,842,652.58	63.66%	46	3.5311	2.038616	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.00000% to 4.49999%	5	100,438,361.06	13.08%	44	4.1446	1.751841	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.50000% to 4.99999%	6	109,869,099.97	14.31%	42	4.5828	1.666255	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.00000 or greater	4	68,766,501.93	8.95%	27	5.3367	0.849927	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	32	767,916,615.54	100.00%	43	3.9235	1.841386	49 months or greater	32	767,916,615.54	100.00%	43	3.9235	1.841386
								Totals	32	767,916,615.54	100.00%	43	3.9235	1.841386
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	84 months or less	32	767,916,615.54	100.00%	43	3.9235	1.841386	Interest Only	20	552,030,000.00	71.89%	45	3.7095	2.095495
85 months to 119 months		0	0.00	0.00%	0	0.0000	0.000000	359 months or less	12	215,886,615.54	28.11%	40	4.4707	1.191619
	120 months or greater	0	0.00	0.00%	0	0.0000	0.000000	360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	32	767,916,615.54	100.00%	43	3.9235	1.841386	Totals	32	767,916,615.54	100.00%	43	3.9235	1.841386
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Totals	32	767,916,615.54	100.00%	43	3.9235	1.841386			No outstanding loans in this group

(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	30317108	OF	Los Angeles	CA	Actual/360	3.005%	125,187.50	0.00	0.00	N/A	11/09/29	--	50,000,000.00	50,000,000.00	12/09/25
1A	30317109				Actual/360	3.005%	31,296.88	0.00	0.00	N/A	11/09/29	--	12,500,000.00	12,500,000.00	12/09/25
2	30503618	98	Los Angeles	CA	Actual/360	3.500%	177,916.67	0.00	0.00	N/A	09/06/29	--	61,000,000.00	61,000,000.00	12/06/25
3	30504190	OF	Charlotte	NC	Actual/360	3.505%	160,645.83	0.00	0.00	N/A	11/01/29	--	55,000,000.00	55,000,000.00	12/01/25
4	30503811	OF	Los Angeles	CA	Actual/360	3.925%	176,625.00	0.00	0.00	N/A	10/06/29	--	54,000,000.00	54,000,000.00	12/06/25
5	30502287	Various Chicago		IL	Actual/360	4.554%	177,416.25	0.00	0.00	N/A	02/06/29	--	46,750,000.00	46,750,000.00	12/06/25
6	30503974	RT	Brooklyn	NY	Actual/360	3.570%	119,446.25	0.00	0.00	N/A	10/01/29	--	40,150,000.00	40,150,000.00	12/01/25
7	30502639	OF	Various	VA	Actual/360	5.300%	74,385.97	0.00	0.00	N/A	04/06/29	--	16,842,105.30	16,842,105.30	12/06/25
7A	30502640				Actual/360	5.300%	74,385.97	0.00	0.00	N/A	04/06/29	--	16,842,105.30	16,842,105.30	12/06/25
8	30503285	OF	Colorado Springs	CO	Actual/360	4.100%	112,282.26	67,467.53	0.00	N/A	08/06/29	--	32,863,099.51	32,795,631.98	12/06/25
9	30503876	OF	Bellevue	WA	Actual/360	3.250%	94,791.67	0.00	0.00	N/A	10/01/29	--	35,000,000.00	35,000,000.00	12/01/25
10	30504163	MF	Jersey City	NJ	Actual/360	4.620%	124,518.95	44,226.21	0.00	N/A	11/01/29	--	32,342,585.49	32,298,359.28	10/01/25
11	30503462	OF	Mill Valley	CA	Actual/360	3.540%	96,612.50	0.00	0.00	N/A	09/06/29	--	32,750,000.00	32,750,000.00	12/06/25
12	30503612	OF	Sandy	UT	Actual/360	3.750%	90,567.53	46,514.69	0.00	N/A	09/06/29	--	28,981,608.44	28,935,093.75	12/06/25
13	30503831	LO	Miami Beach	FL	Actual/360	3.571%	75,139.79	0.00	0.00	N/A	11/06/29	--	25,250,000.00	25,250,000.00	12/06/25
14	30502949	OF	Brooklyn	NY	Actual/360	4.390%	80,832.25	44,210.35	0.00	N/A	05/06/29	--	22,095,374.55	22,051,164.20	12/06/25
15	30504076	OF	North Charleston	SC	Actual/360	4.050%	73,399.87	44,274.21	0.00	N/A	11/06/29	--	21,748,110.70	21,703,836.49	12/06/25
16	30504333	RT	Las Vegas	NV	Actual/360	3.741%	62,346.67	0.00	0.00	N/A	07/01/29	--	20,000,000.00	20,000,000.00	12/01/25
17	30503904	OF	Mountain View	CA	Actual/360	3.688%	61,466.67	0.00	0.00	N/A	09/11/29	--	20,000,000.00	20,000,000.00	11/11/25
18	30504043	OF	McLean	VA	Actual/360	3.330%	55,500.00	0.00	0.00	N/A	10/11/29	--	20,000,000.00	20,000,000.00	11/11/25
19	30315743	SS	Boulder	CO	Actual/360	5.390%	86,374.75	0.00	0.00	N/A	12/01/28	--	19,230,000.00	19,230,000.00	12/01/25
20	30504305	LO	Cincinnati	OH	Actual/360	5.350%	0.00	0.00	0.00	N/A	11/01/24	--	15,852,291.33	15,852,291.33	12/01/22
21	30503524	RT	San Diego	CA	Actual/360	4.000%	53,666.67	0.00	0.00	N/A	08/06/29	--	16,100,000.00	16,100,000.00	12/06/25
23	30503420	MF	Chicago	IL	Actual/360	3.900%	44,037.50	0.00	0.00	N/A	09/06/29	--	13,550,000.00	13,550,000.00	12/06/25
24	30503021	RT	Richmond	CA	Actual/360	4.500%	31,680.07	16,455.03	0.00	N/A	07/06/29	--	8,448,019.38	8,431,564.35	12/06/25
25	30503063	OF	Various	TX	Actual/360	4.620%	34,656.90	12,616.41	0.00	N/A	06/06/29	--	9,001,792.75	8,989,176.34	12/06/25
26	30502644	OF	Houston	TX	Actual/360	4.630%	35,496.67	0.00	0.00	N/A	04/06/29	--	9,200,000.00	9,200,000.00	12/06/25
27	30504221	SS	Vashon	WA	Actual/360	3.900%	29,575.00	0.00	0.00	N/A	11/06/29	--	9,100,000.00	9,100,000.00	12/06/25

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
28	30503090	IN	Various	Various	Actual/360	4.200%	27,308.66	14,746.82	0.00	N/A	09/06/29	--	7,802,475.21	7,787,728.39	12/06/25
29	30503651	MF	Chicago	IL	Actual/360	3.900%	26,812.50	0.00	0.00	N/A	09/06/29	--	8,250,000.00	8,250,000.00	12/06/25
30	30503884	RT	Van Nuys	CA	Actual/360	4.600%	16,100.00	0.00	0.00	N/A	11/06/29	--	4,200,000.00	4,200,000.00	12/06/25
31	30504056	IN	Everett	WA	Actual/360	3.800%	10,663.97	10,010.29	0.00	N/A	11/06/29	--	3,367,569.12	3,357,558.83	12/06/25
Totals							2,441,137.17	300,521.54	0.00				768,217,137.08	767,916,615.54
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	127,331,608.90	122,734,761.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	127,331,608.90	122,734,761.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
2	3,841,107.64	3,906,755.86	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
3	14,081,595.15	8,951,844.30	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
4	1,198,145.63	543,149.26	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
5	11,004,009.52	10,825,090.53	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
6	3,991,303.48	4,212,986.68	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
7	11,017,813.31	9,404,682.86	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
7A	11,017,813.31	9,404,682.86	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
8	3,172,394.21	3,304,708.27	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
9	13,800,167.13	13,635,138.16	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1,971,999.29	1,971,810.93	04/01/24	03/31/25	--	0.00	0.00	168,329.02	337,353.23	0.00	0.00
11	3,865,122.18	3,910,347.00	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1,899,024.70	1,243,838.39	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
13	3,777,343.83	4,490,671.60	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
14	8,568,234.27	7,205,448.96	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
15	3,265,618.54	3,413,514.90	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
16	100,371,430.10	84,725,708.16	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
17	10,176,608.00	9,991,325.28	01/01/25	06/30/25	--	0.00	0.00	61,425.01	61,425.01	0.00	0.00
18	17,047,706.66	18,106,464.98	01/01/25	06/30/25	--	0.00	0.00	55,437.50	55,437.50	0.00	0.00
19	2,012,582.48	1,945,383.57	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
20	(820,973.59)	(1,462,869.17)	07/01/24	06/30/25	05/09/24	6,300,430.51	102,045.73	(159.58)	1,700,985.20	0.00	1,589.39
21	1,646,848.92	1,634,097.18	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,322,450.38	1,548,360.60	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	90,260.93	0.00
24	588,270.60	879,935.36	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
25	847,681.17	826,636.57	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
26	3,360,000.00	3,360,000.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,152,650.56	1,235,959.76	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
28	1,041,442.26	1,080,406.13	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
29	867,928.80	846,828.13	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
30	295,871.77	308,765.56	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,326,053.65	1,295,787.81	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	492,371,461.75	458,216,982.48				6,300,430.51	102,045.73	285,031.95	2,155,200.94	90,260.93	1,589.39

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
12/15/25	1	32,298,359.28	0	0.00	0	0.00	1	15,852,291.33	0	0.00	2	33,684,210.60	0	0.00	0	0.00	3.923490%	3.908754%	43
11/17/25	0	0.00	0	0.00	0	0.00	1	15,852,291.33	0	0.00	0	0.00	2	2,527,238.44	0	0.00	3.923597%	3.908861%	44
10/16/25	0	0.00	0	0.00	0	0.00	1	15,852,291.33	0	0.00	0	0.00	0	0.00	0	0.00	3.928206%	3.913479%	45
09/15/25	0	0.00	0	0.00	0	0.00	1	15,852,291.33	0	0.00	0	0.00	0	0.00	0	0.00	3.928310%	3.913582%	46
08/15/25	0	0.00	0	0.00	0	0.00	1	15,852,291.33	0	0.00	0	0.00	2	381,954.88	0	0.00	3.928405%	3.913678%	47
07/15/25	0	0.00	0	0.00	0	0.00	1	15,852,291.33	0	0.00	0	0.00	0	0.00	0	0.00	3.929178%	3.914452%	48
06/13/25	0	0.00	0	0.00	0	0.00	1	15,852,291.33	0	0.00	0	0.00	0	0.00	0	0.00	3.929280%	3.914554%	49
05/15/25	0	0.00	0	0.00	0	0.00	1	15,852,291.33	0	0.00	2	36,593,403.92	0	0.00	0	0.00	3.929374%	3.914648%	50
04/15/25	0	0.00	0	0.00	0	0.00	1	15,852,291.33	0	0.00	0	0.00	0	0.00	0	0.00	3.929475%	3.914749%	51
03/14/25	0	0.00	0	0.00	0	0.00	1	15,852,291.33	0	0.00	0	0.00	0	0.00	0	0.00	3.929661%	3.914935%	52
02/14/25	0	0.00	0	0.00	0	0.00	1	15,852,291.33	0	0.00	0	0.00	0	0.00	0	0.00	3.929901%	3.915174%	53
01/16/25	0	0.00	0	0.00	0	0.00	1	15,852,291.33	0	0.00	0	0.00	0	0.00	0	0.00	3.930084%	3.915358%	54
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
10	30504163	10/01/25	1	1	168,329.02	337,353.23	0.00	32,382,502.26
20	30504305	12/01/22	35	5	(159.58)	1,700,985.20	0.00	16,274,950.67	02/10/21	98		11/07/22
Totals					168,169.44	2,038,338.43	0.00	48,657,452.93
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		15,852,291	0	0		15,852,291
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		19,230,000	19,230,000	0		0
37 - 48 Months		732,834,324	700,535,965	32,298,359		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Dec-25	767,916,616	719,765,965	32,298,359	0	15,852,291	0
Nov-25	768,217,137	752,364,846	0	0	15,852,291	0
Oct-25	771,024,356	755,172,064	0	0	15,852,291	0
Sep-25	771,322,855	755,470,564	0	0	15,852,291	0
Aug-25	771,600,754	755,748,462	0	0	15,852,291	0
Jul-25	772,259,607	756,407,316	0	0	15,852,291	0
Jun-25	772,555,135	756,702,843	0	0	15,852,291	0
May-25	772,829,973	756,977,682	0	0	15,852,291	0
Apr-25	773,123,514	757,271,223	0	0	15,852,291	0
Mar-25	773,448,908	757,596,617	0	0	0	15,852,291
Feb-25	773,849,554	757,997,263	0	0	0	15,852,291
Jan-25	774,172,182	758,319,891	0	0	0	15,852,291
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
20	30504305	15,852,291.33	16,274,950.67	57,100,000.00	02/07/24	(2,441,634.98)	(0.50000)	06/30/25	11/01/24	286
Totals		15,852,291.33	16,274,950.67	57,100,000.00		(2,441,634.98)

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
20	30504305	LO	OH	02/10/21	98

12/9/2025 - The Loan transferred to SS on 2/10/21 due to imminent payment default. The Loan is paid through December 2022. This Loan was deemed non-recoverable. The Loan is collateralized by a 1.26 acre site located along West Fifth

Street in th e Cincinnati,Ohio CBD. The site is improved with a 29-story, 561 room full-service Hilton hotel that opened in 1931 and contains approx. 556,456 SF of building area. The hotel is listed on the National Historic Register and attained a

National Landmark status.The Borrower and Lender had previously reached an agreement in principal to reinstate the loan, but it did not materialize. A receiver was appointed on 11/22/22. Motion for summary judgement was entered in

November 2023. The Receiver has the auth ority to sell the Hotel and retained Newmark for the marketing effort. The marketing launched in April with a closing anticipated in 1Q2026.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
7	30502639	19,692,679.36	5.30000%	19,692,679.36	5.30000%	8	08/06/20	08/06/20	08/17/20
7	30502639	0.00	5.30000%	0.00	5.30000%	8	08/04/20	08/06/20	08/17/20
7	30502639	0.00	5.30000%	0.00	5.30000%	8	04/11/25	04/11/25	05/01/25
7	30502639	0.00	5.30000%	0.00	5.30000%	8	10/28/25	10/06/25	11/19/25
7A	30502640	19,692,679.36	5.30000%	19,692,679.36	5.30000%	8	08/06/20	08/06/20	08/17/20
7A	30502640	0.00	5.30000%	0.00	5.30000%	8	08/04/20	08/06/20	08/17/20
7A	30502640	0.00	5.30000%	0.00	5.30000%	8	04/11/25	04/11/25	05/01/25
7A	30502640	0.00	5.30000%	0.00	5.30000%	8	10/28/25	10/06/25	11/19/25
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
7	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	64.99	0.00	0.00	0.00
7A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	64.99	0.00	0.00	0.00
20	0.00	0.00	3,302.56	0.00	0.00	0.00	0.00	70,674.80	0.00	0.00	0.00	0.00
24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	1.92	0.00	0.00	0.00
Total	0.00	0.00	3,302.56	0.00	0.00	0.00	0.00	70,674.80	131.90	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		74,109.26

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Supplemental Notes
None

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